Convertible Bonds - Additional Information (Detail)	1 Months Ended	9 Months Ended					3 Months Ended	9 Months Ended				9 Months Ended
	Jan. 29, 2008 USD ($)	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Dec. 31, 2012 CNY	Sep. 30, 2012 USD ($)	Dec. 31, 2012 Convertible Bonds CNY	Sep. 30, 2013 Convertible Bonds USD ($)	Sep. 30, 2013 Convertible Bonds CNY	Sep. 30, 2012 Convertible Bonds CNY	Dec. 31, 2011 Convertible Bonds CNY	Sep. 30, 2013 Holders may require Company to redeem all or a portion of Notes	Sep. 30, 2013 Company may redeem part or all of Notes	Sep. 30, 2013 American Depositary Share (ADSs) USD ($)	Jan. 29, 2008 American Depositary Share (ADSs) USD ($)
Debt Instrument [Line Items]
Aggregate principal amount of Convertible Senior Notes	$ 172,500,000
Convertible Senior Notes, maturity date	Jan. 15, 2018
Convertible Senior Notes, interest rate	3.50%
Convertible Senior Notes, commencing date	Jul. 15, 2008
Percentage of principal amount of Convertible Senior Notes												100.00%	100.00%
Convertible Senior Notes, earliest conversion date												Jan. 15, 2015	Jan. 20, 2015
Convertible Senior Notes, conversion rate														52.2876
Convertible Senior Notes, conversion price per share														$ 19.125
Principal amount of each Convertible Senior Notes														1,000
Notes principal amount		172,500,000
Convertible Senior Notes, issuance costs			40,459,198
Fair value per ADS on commitment date															$ 17.73
Derivative liability at initial fair value			962,993,000
Loss on conversion option resulting from change in fair value		(6,317,000)	(38,662,000)	(7,103,000)			1,411,000		(38,662,000)	(7,103,000)
Conversion option of convertible bonds, fair value		7,609,477	46,570,000		7,908,000		7,908,000		46,570,000	9,319,000	13,182,000
Loss on extinguishment of debt				(82,713,000)
Total consideration for repurchase of Notes				(299,271,000)
Notes repurchased, principal amount						71,900,000
Interest expense		$ 38,955,000	238,407,000	225,588,000				$ 16,055,556	98,260,000